Document and Entity Information	3 Months Ended
Aug. 31, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Aug. 31, 2011
Trading Symbol	TLLE
Entity Registrant Name	TELETOUCH COMMUNICATIONS INC
Entity Central Index Key	0000928659
Entity Filer Category	Smaller Reporting Company